Consolidated Statements of Operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	€ 1,418,067	€ 1,634,334	€ 1,222,900
Cost of sales	(977,638)	(1,063,708)	(673,322)
Gross profit	440,429	570,626	549,578
Operating expenses:
Selling, general and administrative	(200,799)	(174,107)	(130,596)
Research and development, net	(149,219)	(129,400)	(78,785)
Amortization of other intangible assets	(1,264)	(911)	(357)
Impairment charge property, plant and equipment	0	(8,038)	0
Restructuring expenses	(891)	0	(11,201)
Total operating expenses	352,173	312,455	220,939
Operating income:
Gain on bargain purchase	0	109,279	0
Result from operations	88,256	367,450	328,640
Interest income	1,989	2,902	1,221
Interest expense	(12,113)	(13,497)	(15,677)
Loss resulting from early extinguishment of debt	(2,209)	(824)	(3,609)
Accretion interest expense convertible notes	(4,469)	(4,401)	(6,010)
Revaluation conversion option	0	(4,378)	(19,037)
Foreign currency exchange gains (losses), net	(3,957)	5,604	(65)
Result on investments	(766)	0	0
Earnings before income taxes	66,731	352,855	285,462
Income tax expense	(26,300)	(36,692)	(42,939)
Net earnings	40,431	316,164	242,523
Allocation of net earnings:
Shareholders of the parent	7,149	186,770	110,639
Non-controlling interest	€ 33,282	€ 129,394	€ 131,884
Net earnings per share (in euro):
Basic net earnings from continuing operations (in euro per share)	€ 0.13	€ 3.38	€ 2.11
Diluted net earnings from continuing operations (in euro per share)	€ 0.13	€ 3.16	€ 2.09
Weighted average number of shares used in computing per share amounts (in thousands):
Basic (in shares)	56,108	55,210	52,435
Diluted (in shares)	56,767	64,682	61,494